PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]

NOTE 8 - PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2011	2012

Prepaid land leases	$6,734,503	$7,818,674
Less: Accumulated amortization	(562,624)	(948,598)

	$6,171,879	$6,870,076

The amortization for the years ended June 30, 2010, 2011 and 2012 were $144,994, $134,479, and $171,204, respectively.

Of the total prepaid land leases, $5,285,678 and $5,291,525 as of June 30, 2011 and 2012, respectively, are pledged for the long-term bank loans (note 15).